Related party transactions - Summary of Related Party Transactions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Sales revenues	¥ 4,095,328	¥ 4,042,632	¥ 3,799,268
Cost of products sold (purchases)	14,239,543	12,972,740	12,501,811
Associates [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	2,933,464	3,420,576	3,137,067
Cost of products sold (purchases)	14,090,055	12,889,776	12,426,770
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	1,161,865	622,056	662,202
Cost of products sold (purchases)	¥ 149,488	¥ 82,963	¥ 75,042